Notes Payable and Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Payable and Convertible Notes Payable [Abstract]
Schedule of Notes Payable

Notes payable are summarized as follows:

	Maturity	Interest		September 30,	December 31,
Issue Date	Date	Rate	Collateral	2024	2023
June 2012(1)(3)	April 2025	8%	Unsecured	$6,240	$6,240
May 2014(1)(3)	April 2025	8%	Unsecured	3,456	3,456
June 2016(1)(3)	April 2025	8%	Unsecured	38,216	38,216
January 2017(1)(3)	April 2025	8%	Unsecured	7,344	7,344
November 2020(1)(3)	April 2025	12%	Unsecured	46,480	46,480
March 2021(1)(3)	April 2025	8%	Unsecured	5,400	5,400
November 2021(1),(2)	April 2025	0%	Unsecured	250,000	250,000
February 2022(1),(2)	April 2025	0%	Unsecured	150,000	150,000
August 2023(1),(2)	April 2025	8%	Unsecured	122,873	122,873
January 2023 (1) (2)	April 2025	0%	Unsecured	100,000	100,000
October 2022 (1) (2)	April 2025	0%	Unsecured	440,000	440,000
November 2022 (1) (2)	April 2025	0%	Unsecured	100,000	100,000
			Notes payable	$1,270,009	$1,270,009

(1)	In November 2023, the convertible notes were amended to remove the conversion features and the Company reclassified $640,000 from convertible notes to notes payable
(2)	In October 2024, the Company entered into agreements with 6 noteholders, extending the maturity on their notes to April 1, 2025. In consideration thereof, each noteholder will, upon a successful uplisting to a senior exchange, be repaid their original purchase price and the OID discount and any accrued interest will be converted to Common Stock at a price of $0.10/share.
(3)	In October 2024, the Company entered into agreements with 6 noteholders, extending the maturity on their notes to April 1, 2025. In consideration thereof, each noteholder will, upon a successful uplisting to a senior exchange, be repaid 50% of their original principal and the balance of the any accrued interest will be converted to Common Stock at a price of $0.10/share.

Notes payable are summarized as follows:

Issue Date	Maturity Date	Interest Rate	Collateral	2023	2022
June 2012	July 2024	8%	Unsecured	$6,240	$6,240
May 2014	July 2024	8%	Unsecured	3,456	3,456
June 2016	July 2024	8%	Unsecured	38,216	38,216
January 2017	July 2024	8%	Unsecured	7,344	7,344
November 2020	July 2024	12%	Unsecured	46,480	46,480
March 2021	July 2024	8%	Unsecured	5,400	5,400
November 2021	July 2024	0%	Unsecured	250,000	250,000
February 2023	July 2024	0%	Unsecured	150,000	150,000
August 2023	August 2024	8%	Unsecured	122,873	—
January 2023	July 2024	0%	Unsecured	100,000	—
October 2022(1)	July 2024	0%	Unsecured	440,000	—
November 2022(1)	July 2024	0%	Unsecured	100,000	—
				$1,270,009	$507,136

(1)	In November 2023, the convertible notes were amended to remove the conversion features and the Company reclassified $540,000 from convertible notes to notes payable.

Schedule of Convertible Notes Payable - Net

The Company had the following activity related to its convertible notes payable:

Balance - December 31, 2023	$100,000
Proceeds (face amount of note)	534,000
Guaranteed interest recorded to convertible note payable	5,000
Original issue debt discount	(10,000)
Guaranteed interest – debt discount	(5,000)
Repayments including guaranteed interest	(55,000)
Amortization of debt discount	15,000
Balance - September 30, 2024	$584,000

The Company had the following activity related to its convertible notes payable:

Balance —December 31, 2021	$—
Proceeds (face amount of note)	1,307,857
Original issue debt discount	(552,857)
Debt discount —beneficial conversion feature	(75,000)
Amortization of debt discount	138,871
Conversion of notes payable to common stock	9,473
Balance —December 31, 2022	$828,344
Proceeds (face amount of note)	305,000
Reclassfiications	(640,000)
Original issue debt discount	(65,000)
Amortization of debt discount	469,514
Conversion of notes payable to common stock	(797,858)
Balance —December 31, 2023	$100,000

Schedule of Convertible Notes Payable

Convertible Notes Payable are summarized as follows:

	Maturity	Interest		September 30,	December 31,
Issue Date	Date	Rate	Collateral	2024	2023
October 2023(1)	April, 2025	8%	Unsecured	$100,000	100,000
March 2024	March 2025	8%	Unsecured	150,000	-
March 2024	March 2025	8%	Unsecured	50,000	-
March 2024	March 2025	8%	Unsecured	50,000	-
April 2024	April 2025	8%	Unsecured	10,000	-
April 2024	April 2025	8%	Unsecured	20,000	-
May 2024	May 2025	8%	Unsecured	10,000	-
May 2024	May 2025	8%	Unsecured	100,000	-
July 2024	July 2025	8%	Unsecured	5,000	-
July 2024	July 2025	8%	Unsecured	15,000	-
July 2024	July 2025	8%	Unsecured	10,000	-
July 2024	July 2025	8%	Unsecured	4,000	-
July 2024	July 2025	8%	Unsecured	50,000	-
August 2024	August 2025	8%	Unsecured	10,000	-
				$584,000	$100,000
			Convertible notes payable	584,000	$100,000

Convertible Notes Payable are summarized as follows:

				December 31,	December 31,
Issue Date	Maturity Date	Interest Rate	Collateral	2023	2022
October 2022	April 2024	0%	Unsecured	$—	$440,000
November 2022	November 2023	0%	Unsecured	—	200,000
December 2022	April 2024	0%	Unsecured	—	592,857
October 2023	October 2024	8%	Unsecured	100,000	—
				$100,000	$1,232,857
			Less: unamortized debt discount	—	(404,513)
			Convertible notes payable – net	100,000	$828,344

Schedule of Activity Related to Notes Payable

The Company had the following activity related to its notes payable:

Balance —December 31, 2021	$135,955
Proceeds (face amount of note)	150,000
Original issue debt discount	(75,000)
Amortization of debt discount	296,181
Balance —December 31, 2022	$507,136
Proceeds (face amount of note)	122,873
Reclassifications	640,000
Balance —December 31, 2023	$1,270,009

Schedule of Common Stock Value of the Debt Converted

The fair value of the Company’s common stock on the date of inducement was in excess of the value of the debt converted by $102,857 as follows during the year ended December 31, 2023:

December 31, 2023
Fair value of common stock on conversion date	$445,714
Fair value of debt subject to inducement	342,857
Inducement expense	$102,857

The fair value of the Company’s common stock on the date of inducement was in excess of the value of the debt converted by $186,160 as follows during the year ended December 31, 2023:

December 31, 2023
Fair value of debt and common stock on extinguishment date	$1,226,160
Fair value of debt subject to inducement	1,040,000
Inducement expense	$186,160

The fair value of the Company’s common stock on the date of inducement was in excess of the value of the debt converted by $105,000 as follows during the year ended December 31, 2023:

December 31, 2023
Fair value of debt and common stock on extinguishment date	$154,438
Fair value of debt subject to inducement	105,000
Inducement expense	$49,438

Schedule of Gain on Debt Extinguishment	As a result, the Company recorded a gain on debt extinguishment of $44,475 as follows:
Debt —prior to modjfication	$151,611
Debt —after modification	107,136
Gain on debt extinguishment	$44,475